Related Party Disclosures (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Summary of Transactions and outstanding balances of related parties

Transactions with related parties during the period

	Six months ended June 30, 2025	Six months ended June 30, 2024
Share Capital issued at nominal value
Peter Vesco	$24	$—
DBLP Sea Cow Ltd. (1)	1,984	—
Convertible promissory notes repaid
Estate of John Wagner	2,915	—
Anthony Sharp	23,079	—
Loans Repaid
Daniel Wagner	4,654,727
DBLP Sea Cow Ltd. (1)	447,067	—
Convertible promissory notes taken
DBLP Sea Cow Ltd.	—	1,250,000
Adam Wagner	—	31,250
John Wagner	—	19,844
Arthur Yao	—	93,750
Steve Perry	—	63,500
Sauvik Banerjee	—	27,413
Anthony Sharp	—	79,250
Reimbursement of expenses
Daniel Wagner	—	50,000
Managerial remuneration
Key Management Personnel
Daniel Wagner	155,613	151,799
Salman Ahmad	155,613	113,849
Richard Burchill	166,420	139,149
Sauvik Banerjee	—	195,075
	$477,647	$599,872
Sales and marketing	—	195,075
General and Administrative	477,647	404,797
	$477,647	$599,872
Share-based compensation
DBLP Sea Cow Ltd. (1)	5,325,000	1,250,000
Richard Burchill	155,833	673,282
Salman Ahmad	155,833	—
Peter Vesco	155,833	100,000
Arthur Yao	155,833	100,000
Sauvik Banerjee	95,604	345,896
	$6,043,937	$2,469,178
Sales and marketing	407,270	200,000
General and Administrative	5,636,667	2,269,178
	$6,043,937	$2,469,178
Consulting fees
DBLP Sea Cow Ltd. (1)	150,000	150,000
Peter Vesco	212,762	189,749
Arthur Yao	150,000	150,000
	$512,762	$489,749
Sales and marketing	362,762	339,749
General and Administrative	150,000	150,000
	$512,762	$489,749
Director remuneration
Sir David Wright	45,387	46,157
Anthony Sharp	205,819	184,627
Steve Perry	48,629	46,157
Derek Smith	48,629	46,157
	$348,465	$323,098
Sales and marketing	—	—
General and Administrative	348,465	323,098
	$348,465	$323,098
Management remuneration
Sales and marketing	770,032	734,824
General and Administrative	6,612,778	3,147,073
	$7,382,811	$3,881,897
Business development expenses
Rezolve China (2)	$151,353	$—

Summary of Outstanding balances as at reporting date

Outstanding balances as at reporting date

	June 30, 2025	December 31, 2024
Short term debt to related party
DBLP Sea Cow Ltd. (1)	$—	$447,067
Daniel Wagner	—	4,655,144
Due from related party
DBLP Sea Cow Ltd. (1)	50,000	—
Daniel Wagner	141,802	—
Richard Burchill	1,022	—
Due to related party
Daniel Wagner	—	899,978
Arthur Yao	45,966	137,019
Steve Perry	—	17,433
Short-term convertible debt
Steve Perry	108,047	95,309
Share Subscription Receivables
Peter Vesco	19	—
Daniel Wagner	1,547	—
DBLP Sea Cow Ltd. (1)	80	—

1.
DBLP Sea Cow Ltd. (a company incorporated in the Seychelles) (“DBLP Sea Cow”) is wholly legally owned by Daniel Wagner, Chief Executive Officer of Rezolve.
2.
The Company has expensed all cash transferred to its former subsidiary Rezolve China (Refer to Note 2.1—Basis of presentation).